Leases - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Weighted average discount rate	7.00%
Initial term	12 months
Operating lease liabilities	$ 2,600	$ 26,051
Weighted remaining average minimum lease term	8 years
Accrued expenses and other current liabilities	$ 8,400
Renewal lease term	5 years
Operating Lease, Payments		16,200
Lease rent		0
Operating Lease, Right-of-Use Asset	$ 9,517	$ 0
Tenant Improvement Allowance	6,500
Leasehold improvement costs	$ 0